Subsequent events (Details) - USD ($) $ / shares in Units, $ in Millions	May 12, 2022	May 31, 2022	Apr. 30, 2022	Jan. 25, 2021
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued (in shares)			5,702,644	12,000
Common shares, without par value
Disclosure of non-adjusting events after reporting period [line items]
Common stock, share subscriptions receivable	$ 50.0
Number of shares issued (in shares)	5,300,352
Exercise price of outstanding stock options (in shares)	$ 9.43
Glencore Note Purchase Agreement
Disclosure of non-adjusting events after reporting period [line items]
Issuance of convertible notes		$ 200.0
Borrowing, floating rate		0.42826%
Borrowings, conversion price (in dollars per share)		$ 9.95
Borrowings, redeemable outstanding principal amount, percentage		100.00%
Glencore Note Purchase Agreement | Floating interest rate
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis		5.00%
Adjustment to paid in kind interest rate		6.00%
Glencore Note Purchase Agreement | Floating interest rate | Minimum
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, variable rate, fixed		1.00%
Glencore Note Purchase Agreement | Floating interest rate | Maximum
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, variable rate, fixed		2.00%
Tranche One | Common shares, without par value
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued (in shares)	4,416,960
Exercise price of outstanding stock options (in shares)	$ 10
Common stock, aggregate share subscription price	$ 44.2
Tranche Two | Common shares, without par value
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued (in shares)	883,392
Exercise price of outstanding stock options (in shares)	$ 6.6
Common stock, aggregate share subscription price	$ 5.8
LG Energy Solution, Ltd. | Common shares, without par value
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued (in shares)	2,650,176
LG Chem, Ltd. | Common shares, without par value
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued (in shares)	2,650,176